WARRANTS	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
WARRANTS

NOTE 7 - WARRANTS

The Company had the following warrants outstanding at December 31, 2011:

Warrants	Term in years	Vesting in years	Exercise Price
3,000,000	3 to 5	Variable	$2.00
1,700,000	3	1	$1 and $3
2,000,000	2	Vested	$0.50

Each warrant gives the holder the right to purchase one share of the Company’s common stock at the exercise price. The 3,000,000 vested warrants, issued in connection with consulting services, vest at various dates from May 2012 through June 2014 and expire at various dates from May 2014 through June 2016. The 1,700,000 vested warrants, issued in connection with consulting services, vest at various dates from June 2012 through November 2012, with 1,100,000 warrants being exercisable at $1 and 600,000 being exercisable at $3. The 2,000,000 warrants currently exercisable were issued in connection with notes payable and expire at dates from May 2013 through July 2013. These 2,000,000 warrants are callable at the option of the Company in the first year from the grant dates of May through July 2011 at the exercise price under various conditions, generally if the Company completes a $4,500,000 private placement of common stock. No expense was recorded by the Company on the issuance of any of the 6,700,000 warrants, as the Company’s common stock has no trading market and no material common stock cash sales have been made, and thus none of the warrants were in the money.